Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories, Net [Abstract]
Finished goods	$ 4,642,982	$ 5,417,958
Total	4,642,982	5,417,958
Less: valuation allowance
Inventories, net	$ 4,642,982	$ 5,417,958